CASH AND CASH EQUIVALENTS (Details 2) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statement [Line Items]
Opening balance	$ 5,913,040	1,329,653	$ 4,513,688
Cash Flow Borrowings Obtained	412,077		2,142,439	$ 863,551
Cash Flow Borrowings Paid	(520,474)		(723,660)	(475,284)
Cash Flow Commissions paid	(9,113)		(10,697)
Cash Flow Interest paid	(256,216)		(253,406)
Accrued Interest	264,465		251,709
Inflation adjustment	135,319		(66,510)
Increase (decrease) due to business combination			11,062
Changes in fair value	(58,898)		62,676
Non-cash Movements	141,664		(14,261)
Closing balance	6,021,864	1,188,917	5,913,040	4,513,688
Borrowings from banks [member]
Statement [Line Items]
Opening balance	947,022		940,435
Cash Flow Borrowings Obtained	412,077		156,350
Cash Flow Borrowings Paid	(257,551)		(143,998)
Cash Flow Commissions paid	(9,113)		(4,797)
Cash Flow Interest paid	(29,515)		(36,902)
Accrued Interest	26,174		31,480
Inflation adjustment	51,510		(125)
Increase (decrease) due to business combination			6,738
Non-cash Movements	133,656		(2,159)
Closing balance	1,274,260		947,022	940,435
Hedging liabilities [member]
Statement [Line Items]
Opening balance	134,275		71,599
Cash Flow Borrowings Paid	(37,127)		(1,708)
Cash Flow Interest paid	(32,189)		(27,756)
Accrued Interest	33,613		29,464
Changes in fair value	(58,898)
Non-cash Movements	(14)
Closing balance	39,660		134,275	71,599
Bonds and promissory notes [member]
Statement [Line Items]
Opening balance	4,831,743		3,501,654
Cash Flow Borrowings Obtained			1,986,089
Cash Flow Borrowings Paid	(225,796)		(577,954)
Cash Flow Commissions paid			(5,900)
Cash Flow Interest paid	(194,512)		(188,748)
Accrued Interest	204,678		190,765
Inflation adjustment	83,809		(66,385)
Increase (decrease) due to business combination			4,324
Changes in fair value			62,676
Non-cash Movements	8,022		(12,102)
Closing balance	4,707,944		4,831,743	3,501,654
Lease liabilities (IFRS 16) [member]
Statement [Line Items]
Opening balance	271,025		68,187
Increase (decrease) for changes in accounting policies			249,317
Re-expressed opening balance	271,025		317,504
Cash Flow Borrowings Paid	(75,233)		(80,323)
Cash Flow Interest paid	(9,428)		(10,905)
Accrued Interest	10,021		10,601
Inflation adjustment	4,494		(9,339)
Increase (decrease) due to business combination			4,133
Increase (decrease) due to new leases liabilities	16,660		52,385
Non-cash Movements	(5,784)		(13,031)
Closing balance	$ 211,755		$ 271,025	$ 68,187